Valent Technologies LLC agreement (Detail Textuals 1) (Assignment Agreement, Subsequent events, Valent Technologies, LLC, Royalties)	1 Months Ended
Jan. 25, 2013
Assignment Agreement | Subsequent events | Valent Technologies, LLC | Royalties
Agreement [Line Items]
Number of common stock shares issued for reducing future royalties (in shares)	1,150,000